Supplement to the

Fidelity® Variable Insurance Products

Stock Selector All Cap Portfolio

Initial Class, Service Class, and Service Class 2

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.56%A,B	0.56%A,B	0.56%A,B

Distribution and/or Service (12b-1) fees	None	0.10%	0.25%

Other expenses	0.01%B	0.01%B	0.01%B

Total annual operating expenses	0.57%	0.67%	0.82%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI U.S. Investable Market 2500 Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2

1 year	$ 58	$ 68	$ 84

3 years	$ 183	$ 214	$ 262

5 years	$ 318	$ 373	$ 455

10 years	$ 714	$ 835	$ 1,014

VSASS2-SUSTK-0324-100 1.9911382.100	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Stock Selector All Cap Portfolio

Investor Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.63%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.64%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI U.S. Investable Market 2500 Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798

VSACI-SUSTK-0324-100 1.9911381.100	March 1, 2024